Income Taxes (Details)	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Income Taxes (Details) [Line Items]
Statutory rate percentage	25.00%	25.00%	25.00%
Income tax law, description	Under the PRC Income Tax Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15% provided it continues to meet HNTE qualification standards on an annual basis. SG qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2018 to 2024. HX qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2017 to 2023. LH qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2016 to 2022. WLT qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2017 to 2023. CX qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2018 to 2021.The HNTE certificate of CX expired in July 2021.Under the PRC Income Tax Laws, during the period from January 1, 2010 to December 31, 2020, an enterprise which established in region of Holgus X and Kashgar Times is entitled to a preferential tax rate of 0% in five consecutive years since the first-year income generated from operations provided it continues to meet the conditions within the required scope. Holgus X qualifies for the conditions and entitled for tax-exempt from 2017 to 2021. Kashgar Times qualifies for the conditions and entitled for tax-exempt from 2016 to 2020. Holgus H qualifies for the conditions and entitled for tax-exempt from 2020 to 2025. Kashgar Lehong qualifies for the conditions and entitled for tax-exempt from 2020 to 2025.	Under the PRC Income Tax Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15% provided it continues to meet HNTE qualification standards on an annual basis. SG qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2018 to 2024. HX qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2017 to 2023. LH qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2016 to 2022. WLT qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2017 to 2023. CX qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2018 to 2021.The HNTE certificate of CX expired in July 2021.Under the PRC Income Tax Laws, during the period from January 1, 2010 to December 31, 2020, an enterprise which established in region of Holgus X and Kashgar Times is entitled to a preferential tax rate of 0% in five consecutive years since the first-year income generated from operations provided it continues to meet the conditions within the required scope. Holgus X qualifies for the conditions and entitled for tax-exempt from 2017 to 2021. Kashgar Times qualifies for the conditions and entitled for tax-exempt from 2016 to 2020. Holgus H qualifies for the conditions and entitled for tax-exempt from 2020 to 2025. Kashgar Lehong qualifies for the conditions and entitled for tax-exempt from 2020 to 2025.
Preferential tax rate	¥ 36,295,000	$ 5,419,000	¥ 39,733,000
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Percent	16.50%	16.50%
Corporate Income Tax [Member]
Income Taxes (Details) [Line Items]
Statutory rate percentage	25.00%	25.00%
Basic EPS [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate	¥ 1,000	$ 100	1,300
Dilutive EPS [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate	¥ 1,000	$ 100	¥ 1,300